Income Tax - Schedule of Income Taxes Paid for Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal	$ 3,192
State and local taxes	14
Total	$ 3,206	$ 2,596	$ 1,925